Organization and Significant Accounting Policies (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SPI SPO And SPP [Member]
Foreign Currency Balance [Line Items]
Foreign Currency Used Name	Swiss Francs – CHF	Swiss Francs – CHF
SPLAM [Member]
Foreign Currency Balance [Line Items]
Foreign Currency Used Name	Brazilian Real – BRL	Brazilian Real – BRL
SPHSA and SPMSA [Member]
Foreign Currency Balance [Line Items]
Foreign Currency Used Name	South African Rand – ZAR	South African Rand – ZAR